CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net (loss) Income	$ 31,749	$ (1,353)	$ (29,740)	$ (345,356)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of tax of nil	(688)
Comprehensive (loss) income attributable to ALPINE AUTO BROKERS INC.	31,061	(1,353)	(29,740)	(345,356)
Total comprehensive (loss) income attributable to ordinary shares of ALPINE AUTO BROKERS INC.	$ 31,061	$ (1,353)	$ (29,740)	$ (345,356)